Share-Based Payment (Schedule of Black-Scholes Options Pricing Model) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	0.433%	0.427%	0.428%
Risk-free interest	0.48%	0.11%	1.73%
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (in years)	2	2	2
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (in years)	3	3	3